TAXATION (Tables)	12 Months Ended
Dec. 31, 2022
Major components of tax expense (income) [abstract]
Schedule of income taxes expenses
	For the year ended December 31,
	2022	2021	2020
	U.S. dollars (in thousands)

Current taxes	3,555	2,121	1,224
Deferred taxes	(2,013)	(1,628)	81
Taxes with respect to previous years	4	(168)	138
	1,546	325	1,443

Schedule of deferred taxes assets
	Deferred taxes assets due to Intangible	Intangible assets and other acquired in business combination	Employee benefits	Total
	U.S. dollars (in thousands)
January 1, 2020	-	-	292	292
Changes during 2020	-	-	(81)	(81)
December 31, 2020	-	-	211	211
Changes during 2021	1,722	-	(94)	1,628
December 31, 2021	1,722	-	117	1,839
Business combination	52	(18,492)	-	(18,440)
Changes during 2022	220	1,453	340	2,013
Foreign operations financial statements translation adjustments	-	(430)	-	(430)
December 31, 2022	1,994	(17,469)	457	(15,018)

Schedule of reconciliation of the theoretical income taxes expenses (benefit) to the actual income taxes expenses (benefit)
	For the year ended December 31,
	2022	2021	2020
	U.S. dollars (in thousands)

Profit (loss) before income taxes expenses (benefit)	(17,419)	4,977	7,957
The Company's statutory tax rate	25%	25%	25%
Theoretical income taxes expenses (benefit) on the above amount at the Company's tax rate	(4,355)	1,244	1,989

Non-deductible expenses	8,295	2,090	1,328
Losses in respect of which no deferred taxes were recorded	-	1,616	-
Carry forward losses utilized in which no deferred taxes were recorded in previous years	-	-	(1,932)
Recognition of deferred taxes during the year, with respect to prior years temporary differences	(1,837)	(2,769)	-
Taxable income and other temporary differences accounted for in lower tax rates	(561)	(1,688)	(80)
Current income taxes with respect to previous years	4	(168)	138
	1,546	325	1,443